Tax-Managed Multi-Cap Growth Portfolio
July 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.6%
Security	Shares	Value
Biotechnology — 2.0%
Caris Life Sciences, Inc.(1)	11,631	$ 326,599
Vertex Pharmaceuticals, Inc.(1)	11,969	5,468,277
		$ 5,794,876
Broadline Retail — 9.3%
Amazon.com, Inc.(1)	118,076	$ 27,642,772
		$ 27,642,772
Building Products — 0.3%
Trex Co., Inc.(1)	15,892	$ 1,020,902
		$ 1,020,902
Capital Markets — 1.1%
S&P Global, Inc.	5,966	$ 3,287,863
		$ 3,287,863
Chemicals — 1.2%
Ecolab, Inc.	5,380	$ 1,408,269
Sherwin-Williams Co.	6,570	2,173,881
		$ 3,582,150
Commercial Services & Supplies — 1.8%
Copart, Inc.(1)	49,420	$ 2,240,209
Waste Connections, Inc.(2)	16,156	3,015,840
		$ 5,256,049
Consumer Staples Distribution & Retail — 2.7%
BJ's Wholesale Club Holdings, Inc.(1)	20,442	$ 2,164,808
Performance Food Group Co.(1)	58,516	5,875,006
		$ 8,039,814
Electrical Equipment — 2.0%
AMETEK, Inc.	31,600	$ 5,841,260
		$ 5,841,260
Entertainment — 0.5%
Live Nation Entertainment, Inc.(1)	9,609	$ 1,419,249
		$ 1,419,249
Financial Services — 5.7%
Fiserv, Inc.(1)	13,974	$ 1,941,548
Security	Shares	Value
Financial Services (continued)
Shift4 Payments, Inc., Class A(1)(2)	13,838	$ 1,425,314
Visa, Inc., Class A	38,845	13,419,782
		$ 16,786,644
Food Products — 0.5%
Mondelez International, Inc., Class A	21,749	$ 1,406,943
		$ 1,406,943
Ground Transportation — 2.9%
J.B. Hunt Transport Services, Inc.	14,100	$ 2,031,105
Norfolk Southern Corp.	8,734	2,428,052
Uber Technologies, Inc.(1)	47,387	4,158,209
		$ 8,617,366
Health Care Equipment & Supplies — 2.8%
Intuitive Surgical, Inc.(1)	7,415	$ 3,567,283
Stryker Corp.	12,129	4,763,422
		$ 8,330,705
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.	735	$ 4,045,484
Flutter Entertainment PLC(1)	5,679	1,716,535
		$ 5,762,019
Interactive Media & Services — 12.1%
Alphabet, Inc., Class A	61,650	$ 11,830,635
Alphabet, Inc., Class C	48,336	9,322,081
Meta Platforms, Inc., Class A	18,990	14,687,626
		$ 35,840,342
IT Services — 3.1%
Accenture PLC, Class A	7,692	$ 2,054,533
GoDaddy, Inc., Class A(1)	35,690	5,766,790
Okta, Inc.(1)	15,035	1,470,423
		$ 9,291,746
Life Sciences Tools & Services — 0.9%
Danaher Corp.	14,070	$ 2,774,041
		$ 2,774,041
Pharmaceuticals — 0.9%
Zoetis, Inc.	18,191	$ 2,652,066
		$ 2,652,066

Tax-Managed Multi-Cap Growth Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development — 0.6%
CoStar Group, Inc.(1)	17,605	$ 1,675,820
		$ 1,675,820
Semiconductors & Semiconductor Equipment — 12.2%
Monolithic Power Systems, Inc.	8,854	$ 6,297,319
NVIDIA Corp.	168,300	29,935,521
		$ 36,232,840
Software — 22.1%
Adobe, Inc.(1)	10,560	$ 3,777,206
Fair Isaac Corp.(1)	968	1,390,745
Intuit, Inc.	6,414	5,035,824
Microsoft Corp.	74,352	39,666,792
Nutanix, Inc., Class A(1)	22,727	1,708,389
Oracle Corp.	9,785	2,483,140
Salesforce, Inc.	27,530	7,111,825
ServiceTitan, Inc., Class A(1)	13,571	1,583,871
Synopsys, Inc.(1)	4,324	2,739,124
		$ 65,496,916
Specialty Retail — 1.9%
TJX Cos., Inc.	44,664	$ 5,562,008
		$ 5,562,008
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	116,404	$ 24,161,978
		$ 24,161,978
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.(1)	8,980	$ 1,800,759
		$ 1,800,759
Trading Companies & Distributors — 2.4%
United Rentals, Inc.	8,015	$ 7,076,764
		$ 7,076,764
Total Common Stocks (identified cost $79,062,138)		$295,353,892

Short-Term Investments — 0.8%
Affiliated Fund — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(3)	1,170,532	$ 1,170,532
Total Affiliated Fund (identified cost $1,170,532)		$ 1,170,532

Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.32%(4)	1,186,789	$ 1,186,789
Total Securities Lending Collateral (identified cost $1,186,789)		$ 1,186,789
Total Short-Term Investments (identified cost $2,357,321)		$ 2,357,321
Total Investments — 100.4% (identified cost $81,419,459)		$297,711,213
Other Assets, Less Liabilities — (0.4)%		$ (1,327,418)
Net Assets — 100.0%		$296,383,795
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at July 31, 2025. The aggregate market value of securities on loan at July 31, 2025 was $1,762,123 and the total market value of the collateral received by the Fund was $1,866,703, comprised of cash of $1,186,789 and U.S. government and/or agencies securities of $679,914.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.
(4)	Represents investment of cash collateral received in connection with securities lending.

Tax-Managed Multi-Cap Growth Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

The Portfolio did not have any open derivative instruments at July 31, 2025.
Affiliated Investments
 At July 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $1,170,532, which represents 0.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,098,737	$6,630,776	$(8,558,981)	$ —	$ —	$1,170,532	$41,852	1,170,532
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$295,353,892*	$ —	$ —	$295,353,892
Short-Term Investments:
Affiliated Fund	1,170,532	—	—	1,170,532
Securities Lending Collateral	1,186,789	—	—	1,186,789
Total Investments	$297,711,213	$ —	$ —	$297,711,213
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.
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